Significant Subsequent Events	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Significant Subsequent Events
10.	SIGNIFICANT SUBSEQUENT EVENTS

(1)	The amendments to the Income Tax Act with retrospective effect from January 1, 2018 were passed by the Legislative Yuan on January 18, 2018, and announced by the President on February 7, 2018, respectively. According to the amendments, the imputation tax scheme under the integrated income tax system is repealed and consequently the imputation credit account is closed. In addition, the corporate income tax rate is raised from 17% to 20%, and the 10% undistributed earnings tax is lowered to 5%. After the change of the tax rates, the deferred tax assets and deferred tax liabilities as of December 31, 2017 will be increased by NT$917 million and decreased by NT$156 million, respectively.

(2)	On April 25, 2018, to integrate the resources pursuant to the groupwise investment strategy, the Board of Directors of UMC and its subsidiaries, Fortune Venture Capital Corp. (FORTUNE) and UMC New Business Investment Corp. (NBI), resolved an organizational restructure plan, under which NBI will be merged into FORTUNE. FORTUNE will be the surviving company and assume all the assets and liabilities from NBI when the merger became effective.